Acqusitions of Non-controlling Interests (Details)	1 Months Ended			1 Months Ended					1 Months Ended						1 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 Group of five employees USD ($)	Jan. 31, 2014 Beijing Lotta USD ($) item	Jan. 31, 2014 Beijing Lotta CNY	Dec. 31, 2014 Beijing Lotta USD ($)	Dec. 31, 2014 Beijing Lotta CNY	Sep. 30, 2014 Tianjin Leju USD ($)	Sep. 30, 2014 Tianjin Leju CNY	Sep. 30, 2014 E-House item	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai CNY	Dec. 31, 2014 Beijing Leju Advertisement and Yisheng Shanghai USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Group of five employees USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Group of five employees CNY	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Individual share holder USD ($)	Sep. 30, 2014 Beijing Leju Advertisement and Yisheng Shanghai Individual share holder CNY	Sep. 30, 2014 Beijing Leju item
Acquisition of Non-controlling Interests
Number of individual shareholders entered into equity transfer agreement					2	2
Business Acquisition, Percentage of Voting Interests Acquired					40.00%	40.00%			30.00%	30.00%		24.50%	24.50%
Total consideration					$ 16,254,600	100,000,000			$ 4,685,913	28,830,000		$ 19,074,412	117,355,000		$ 16,054,493	98,775,000	$ 3,019,919	18,580,000
Total consideration for 1% equity interest															823,307		603,984
Additional paid-in capital derecognized					15,112,828				4,449,469			12,906,772
Non-controlling interest derecognized					1,141,772				236,444			1,890,830
Other current liabilities		85,836,572	62,466,610				7,190,700	44,000,000	2,871,268					15,534,635
Number of employee individual shareholders entered into equity transfer agreement	6										5
Number of subsidiaries to purchase remaining percentage																			2
Percentage of five employee owned															19.50%	19.50%
Percentage of other individual shareholders owned																	5.00%	5.00%
Number of years should serve by five employee individual shareholders after acquisition															2 years	2 years
Additional paid-in capital		$ 991,645,842	$ 859,467,949	$ 4,276,810
Recognition period of stock based compensation expense				2 years